Thrivent AdvisorFlex Variable AnnuityTM
Thrivent Variable Annuity Account I

Updating Summary Prospectus April 30, 2024
This updating summary prospectus summarizes key features of the Thrivent AdvisorFlex Variable Annuity Contract (the “Contract”) offered by Thrivent Financial for Lutherans (“Thrivent,” “we,” “us” or “our”), a fraternal benefit society organized under Wisconsin law.
The statutory prospectus, which contains more information about the features, benefits and risks of the Contract is available online at dfinview.com/Thrivent/AdvisorFlex. You can also request paper copies at no cost by calling 1-800-847-4836, or by sending an email request to mail@thrivent.com.
If you elect to have the investment advisor fee deducted from the Contract , this deduction may reduce the death benefit or the optional death benefit (if elected) and may be subject to federal and state income taxes and a 10% federal tax penalty. Pursuant to guidance provided by the Internal Revenue Service in a series of Private Letter Rulings, we will only permit the automatic deduction of investment advisor fees from the Contract to be directly paid to the registered investment advisor, if certain requirements are met.  If the requirements are met through you completing our form in good order, we will not treat the deduction of fees as taxable distributions.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved this contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Updated Information About Your Contract
The information in this updating summary prospectus is a summary of certain Contract features that have changed since the prospectus dated April 30, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract.
Content	Description of Changes
Fee Table	The Fee Table was updated to reflect the new range of fees for Annual Portfolio Company Expenses.
Important Information You Should Consider About the Contract	The Annual Portfolio Company Expenses table was updated to reflect the new range for the current fees associated with each Portfolio.
Appendix: Portfolios Available Under the Contract	The Annual Portfolio Company Expenses and performance data have been updated.
Important Information You Should Consider About the Contract
FEES AND EXPENSES	Location in Statutory Prospectus
Charges for Early Withdrawals
If you withdraw money from the Contract within 3 years of your last premium payment, you may be assessed a Surrender Charge. The maximum
Surrender Charge is 2% during the first year after a premium payment and is
1% in years two and three. If you make an early withdrawal, you could pay a
Surrender Charge of up to $2,000 on a $100,000 investment.
You may surrender a free amount each Contract Year. In the first Contract
Year, the amount is 10% of the Accumulated Value existing at the time the first surrender is made in that Contract Year. In subsequent years, the amount is
10% of the Accumulated Value existing at the start of that Contract Year.
Charges – Surrender Charges
Transaction Charges
In addition to Surrender Charges, there may also be charges for other transactions.
You may make 24 free subaccount transfers in each Contract Year. On subsequent subaccount transfers (other than the Dollar Cost Averaging and
Automatic Asset Rebalancing Programs), you will incur a $25 transfer charge.
You will also pay a charge if you request a wire transfer of funds from your
Contract to another financial institution. That financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
Charges – Transfer Charge

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisor fees paid from the Contract or from other assets of the Contract Owner. If the investment advisor fees were reflected, the fees and expenses would be higher.
Charges
	Annual Fee	Minimum	Maximum
	Mortality and Expense Risk Charge (as a percentage of the Accumulated Value in each subaccount)	0%	0.50%
	Investment Options ( Portfolio fees and expenses as a percentage of daily net assets) Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio	0.13%	2.205%
	Fund Facilitation Fees	Minimum	Maximum
	These fees may be charged to make certain external Portfolios available as investment options under the Contract (as a percentage of daily net assets in the specified Portfolios )	0%	0.40%
	Optional benefit available for an additional charge (if elected)	Minimum	Maximum
	Maximum Anniversary Death Benefit (MADB) Rider Charge (as a percentage of the MADB value)	0%	0.40%
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

	Lowest Annual Cost: $644	Highest Annual Cost: $2,786
	Assumes:	Assumes:
	Investment of $100,000	Investment of $100,000
	5% annual appreciation	5% annual appreciation
	Least expensive Portfolio fees and expenses including a 0.10% fund facilitation fee.	Most expensive combination of optional benefits and Portfolio fees and expenses.
	No optional benefits	Maximum Anniversary Death Benefit (MADB) Rider 0.40%
	No sales charges or investment advisor fees. Investment advisor fees are in addition to the Contract charges illustrated here.	No sales charges or investment advisor fees. Investment advisor fees are in addition to the Contract charges illustrated here.
	No additional premium payments, transfers or withdrawals	No additional premium payments, transfers or withdrawals

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money investing in the Contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment	Not a short-term investment. Not appropriate for you if you need ready access to cash. Each premium payment has a separate 3-year Surrender Charge that may decrease the surrender value.	Principal Risks of Investing in the Contract
Risk Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Contract. Each investment option (including the Fixed
Account) will have its own unique risks, and you should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
Any obligations, guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about Thrivent, including its financial strength ratings are available upon request by calling (800) 847-4836 or by sending an email to mail@thrivent.com.
Principal Risks of Investing in the Contract
RESTRICTIONS		Location in Statutory Prospectus
Investments
We reserve the right to add, delete, combine or substitute investment options.
The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $10,000 or 50% of the Accumulated Value in the Fixed
Account, excluding any Accumulated Value in the DCA Fixed Account, at the
time the first transfer is made in that Contract Year.
Purchases and Contract Value – Fixed Account
Optional Benefit
You may only select the Maximum Anniversary Death Benefit (MADB) Rider at the time of Contract application for an additional charge.
The MADB is decreased by the same proportion as the Accumulated Value was decreased by a partial surrender. This may reduce the rider value by an amount greater than the value withdrawn or could terminate the benefit.
If you elect to pay the investment advisor fee from the Accumulated Value of the Contract, this deduction will reduce the value of the death benefit and optional death benefit (if elected), and may be subject to federal and state income taxes and a 10% federal penalty tax. See Charges – Investment
Advisor Fees in the statutory prospectus for additional information.
Benefits Available Under the Contract

TAXES	Location in Statutory Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and withdrawals or benefits received under the Contract.
There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to a 10% federal tax penalty, if under age 59 1∕2 and no exception applies.
Taxes
CONFLICTS OF INTEREST	Location in Statutory Prospectus
Investment Professional Compensation
Financial advisors receive compensation for selling the Contracts. Pursuant to guidance provided by the Internal Revenue Service in a series of Private
Letter Rulings, we will only permit the automatic deduction of investment advisor fees from the Contract to be directly paid to the registered investment advisor, if certain requirements are met. If the requirements are met through you completing our form in good order, we will not treat the deduction of fees as taxable distributions.
Financial advisors may have a financial incentive to offer or recommend the
Contract over another investment.
Distribution of the Contracts
Exchanges
Financial advisors may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.
Taxes – Exchanges of Annuity Contracts
Special Terms
Accumulated Value	The sum of the values for your Contract in subaccounts and the Fixed Account.
Age	The Annuitant’s Issue Age increased by one on each Contract Anniversary.
Annuity Date	A date when annuity income payments begin.
Contract	The flexible premium deferred variable annuity contract offered by Thrivent Financial and described in this prospectus.
Contract Year	The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue and ending on the first Contract Anniversary.
Fixed Account
An investment allocation option that credits an interest rate. The Fixed Account is part of our General Account. The Fixed Account is not a subaccount. For the current interest rate, please call our Service Center at 1-800-847-4836.

Owner, you, your, yours	The owner of this contract.
Portfolio	Each subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.
Qualified Plan	A retirement plan that receives favorable tax treatment under Section 408, 408A or similar provisions of the Internal Revenue Code.
Service Center	Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-847-4836, or such other office as we may specify in a notice to the Contract Owner.
Surrender Charge	A charge that applies to withdrawals that have not met the waiting period. Each premium payment has its own 3-year Surrender Charge period.

Appendix: Portfolios Available Under the Contract
The following is a list of Portfolios that correspond to the subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/AdvisorFlex. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses (including fund facilitation fees) that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The current fund facilitation fee and current expenses plus the fund facilitation fee are shown in separate columns. Each Portfolio’s past performance is not necessarily an indication of future performance.
INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
					1 YEAR	5 YEAR	10 YEAR
Global Large-Stock Growth	American Funds IS® Global Growth Portfolio Class 1	0.41%[2]	0.35%	0.76%	22.91%	13.93%	9.85%
Large Blend	American Funds IS® Growth-Income Portfolio Class 1	0.28%	0.35%	0.63%	26.47%	13.65%	11.19%
Foreign Large Growth	American Funds IS® International Portfolio Class 1	0.53%	0.35%	0.88%	16.12%	5.10%	3.67%
Intermediate Core-Plus Bond	BlackRock Total Return V.I. Portfolio Class I	0.49%[2]	0.35%	0.84%	5.83%	1.34%	1.93%
Foreign Small/Mid Blend	DFA VA International Small Portfolio Institutional Class	0.40%	0.35%	0.75%	14.11%	7.86%	4.89%
Small Value	DFA VA US Targeted Value Portfolio Institutional Class	0.29%	0.35%	0.64%	20.03%	15.40%	9.00%
Diversified Emerging Mkts	Fidelity® VIP Emerging Markets Portfolio Initial Class	0.89%	0.20%	1.09%	9.66%	7.79%	5.18%
Foreign Large Growth	Fidelity® VIP Intl Capital Appreciation Portfolio Initial Class	0.78%	0.20%	0.98%	27.50%	11.43%	7.75%
Mid-Cap Value	Fidelity® VIP Value Portfolio Initial Class	0.60%	0.20%	0.80%	19.79%	15.98%	9.99%
Mid-Cap Growth	Janus Henderson Enterprise Portfolio Institutional Class	0.72%	0.20%	0.92%	18.07%	13.42%	12.10%
Intermediate Core Bond	John Hancock Core Bond Trust Portfolio Series 1	0.68%[2]	0.10%	0.78%	5.80%	1.05%	1.69%
Foreign Large Blend	John Hancock International Equity Index Portfolio Series 1	0.39%[2]	0.10%	0.49%	15.36%	6.90%	3.65%
Multisector Bond	John Hancock Strategic Income Opportunities Portfolio Series 1	0.79%[2]	0.10%	0.89%	7.37%	3.25%	2.79%
Large Blend	MFS® VIT II Blended Research Core Equity Portfolio Initial Class	0.43%[2]	0.10%	0.53%	28.53%	15.81%	11.10%
Corporate Bond	MFS® VIT II Corporate Bond Portfolio Initial Class	0.63%[2]	0.10%	0.73%	9.11%	2.67%	2.81%
Foreign Large Growth	MFS® VIT II International Intrinsic Value Portfolio Initial Class	0.89%[2]	0.10%	0.99%	17.66%	8.58%	6.92%

INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
					1 YEAR	5 YEAR	10 YEAR
Technology	MFS® VIT II Technology Portfolio Initial Class	0.85%[2]	0.10%	0.95%	54.23%	17.65%	15.56%
Global Real Estate	MFS® VIT III Global Real Estate Portfolio Initial Class	0.90%[2]	0.10%	1.00%	11.46%	6.41%	6.55%
Mid-Cap Value	MFS® VIT III Mid Cap Value Portfolio Initial Class	0.79%[2]	0.10%	0.89%	12.73%	12.90%	8.73%
Sub Large Value	MFS® VIT Value Series Portfolio Initial Class	0.69%[2]	0.10%	0.79%	7.93%	11.34%	8.52%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond Portfolio Institutional Class	1.12%	0.35%	1.47%	11.28%	2.40%	2.93%
Sub Global Bond	PIMCO VIT Global Bond Opportunities (Unhedged) Institutional Class	0.86%	0.35%	1.21%	5.42%	1.12%	1.24%
Long Government	PIMCO VIT Long-Term US Government Portfolio Institutional Class	1.855%	0.35%	2.205%	4.14%	-1.15%	2.22%
Inflation- Protected Bond	PIMCO VIT Real Return Portfolio Institutional Class	0.69%	0.35%	1.04%	3.83%	3.31%	2.40%
Foreign Large Blend	Principal Diversified International Portfolio Class 1	0.89%	0.35%	1.24%	17.45%	8.01%	4.23%
Intermediate Government	Principal Government & High Qual Bond Portfolio Class 1	0.53%	0.35%	0.88%	4.64%	-0.06%	1.01%
Small Blend	Principal SmallCap Portfolio Class 1	0.85%	0.35%	1.20%	15.53%	11.39%	7.81%
Global Bond	Templeton Global Bond VIP Portfolio Class 1	0.50%[2]	0.20%	0.70%	3.19%	-1.89%	-0.41%
Large Growth	Thrivent All Cap Portfolio	0.68%	N/A	0.68%	22.13%	14.75%	10.10%
Allocation - 30% to 50% Equity	Thrivent Balanced Income Plus Portfolio	0.66%	N/A	0.66%	12.46%	6.86%	5.32%
Allocation - 15% to 30% Equity	Thrivent Diversified Income Plus Portfolio	0.49%	N/A	0.49%	10.20%	4.73%	4.13%
Diversified Emerging Mkts	Thrivent Emerging Markets Equity Portfolio	1.15%[2]	N/A	1.15%	9.13%	3.32%	1.88%
Large Blend	Thrivent ESG Index Portfolio	0.36%[2]	N/A	0.36%	28.19%	N/A3	N/A3
Global Large-Stock Blend	Thrivent Global Stock Portfolio	0.63%	N/A	0.63%	22.03%	11.08%	7.95%
Health	Thrivent Healthcare Portfolio	0.85%[2]	N/A	0.85%	4.15%	10.65%	8.88%
High Yield Bond	Thrivent High Yield Portfolio	0.47%	N/A	0.47%	11.83%	4.25%	3.66%
Corporate Bond	Thrivent Income Portfolio	0.44%	N/A	0.44%	9.29%	3.04%	3.09%
Foreign Large Blend	Thrivent International Allocation Portfolio	0.75%	N/A	0.75%	18.11%	6.70%	3.47%
Foreign Large Blend	Thrivent International Index Portfolio	0.42%	N/A	0.42%	17.76%	N/A3	N/A3
Large Growth	Thrivent Large Cap Growth Portfolio	0.43%	N/A	0.43%	47.07%	17.99%	13.82%

INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	CURRENT FUND FACILITATION FEE[1]	CURRENT EXPENSES PLUS FUND FACILITATION FEE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
					1 YEAR	5 YEAR	10 YEAR
Large Blend	Thrivent Large Cap Index Portfolio	0.23%	N/A	0.23%	26.01%	15.42%	11.74%
Large Value	Thrivent Large Cap Value Portfolio	0.63%	N/A	0.63%	12.87%	13.04%	9.37%
Short-Term Bond	Thrivent Limited Maturity Bond Portfolio	0.45%	N/A	0.45%	6.38%	2.17%	1.97%
Global Large-Stock Blend	Thrivent Low Volatility Equity Portfolio[7]	0.90%[2]	N/A	0.90%	8.06%	7.58%	N/A4
Mid-Cap Growth	Thrivent Mid Cap Growth Portfolio	0.85%[2]	N/A	0.85%	17.12%	N/A3	N/A3
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	N/A	0.25%	16.19%	12.36%	8.98%
Mid-Cap Blend	Thrivent Mid Cap Stock Portfolio	0.66%	N/A	0.66%	14.19%	13.12%	10.96%
Mid-Cap Value	Thrivent Mid Cap Value Portfolio	0.89%[2]	N/A	0.89%	13.31%	N/A3	N/A3
Money Market - Taxable	Thrivent Money Market Portfolio	0.31%	N/A	0.31%	4.88%	1.66%	1.02%
Multisector Bond	Thrivent Multidimensional Income Portfolio[8]	0.98%[2]	N/A	0.98%	8.36%	3.88%	N/A4
Multisector Bond	Thrivent Opportunity Income Plus Portfolio	0.70%	N/A	0.70%	8.93%	2.37%	2.51%
Real Estate	Thrivent Real Estate Securities Portfolio	0.87%	N/A	0.87%	10.14%	7.12%	7.41%
Small Growth	Thrivent Small Cap Growth Portfolio	0.94%[2]	N/A	0.94%	9.86%	13.60%	N/A5
Small Blend	Thrivent Small Cap Index Portfolio	0.24%	N/A	0.24%	15.79%	10.78%	8.41%
Small Blend	Thrivent Small Cap Stock Portfolio	0.70%	N/A	0.70%	12.62%	14.55%	10.63%
Large Blend	Vanguard® VIF Capital Growth Portfolio	0.34%	0.35%	0.69%	27.98%	14.33%	12.85%
Foreign Large Growth	Vanguard® VIF International Portfolio	0.33%	0.35%	0.68%	14.65%	10.28%	6.80%
Short-Term Bond	Vanguard® VIF Short Term Investment Grade Portfolio	0.14%	0.35%	0.49%	6.16%	2.13%	1.93%
Small Growth	Vanguard® VIF Small Company Growth Portfolio[6]	0.29%	0.35%	0.64%	19.65%	9.98%	7.85%
Intermediate Core Bond	Vanguard® VIF Total Bond Market Index Portfolio	0.14%	0.10%	0.24%	5.58%	1.04%	1.71%
Large Blend	Vanguard® VIF Total Stock Market Index Portfolio	0.13%	0.10%	0.23%	25.95%	14.93%	11.29%
1The maximum Fund Facilitation Fee is 0.40%
2Current expenses reflect temporary fee reductions.
3The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/29/2020 and does not have annual returns for the perid shown.
4The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 4/28/2017 and does not have annual returns for the period shown.
5The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 4/27/2018 and does not have annual returns for the period shown.
6Contracts with premium allocated to this portfolio as of April 29, 2020 may continue to add premium, as long as you do not transfer all of the Accumulated Value out of this portfolio. New contracts issued on or after April 30, 2020 may not invest in this portfolio.
7The Thrivent Low Volatility Equity Portfolio will merge into the Thrivent Global Stock Portfolio on or about July 26, 2024. The Low Volatility Equity subaccount will be closed to new money if you don't already have funds in this subaccount at the end of the day on April 30, 2024. If you already have money in this subaccount, you may continue to invest until the merger has been completed.
8The Thrivent Multidimensional Income Portfolio will merge into the Thrivent Opportunity Income Plus Portfolio on or about July 26, 2024. The

Multidimensional Income subaccount will be closed to new money if you do not already have funds in this subaccount at the end of the day on April 30, 2024. If you already have money in this subaccount, you may continue to invest until the merger has been completed.

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This updating summary prospectus incorporates by reference the Thrivent AdvisorFlex Variable Annuity prospectus and Statement of Additional Information (SAI), both dated April 30, 2024, as amended and supplemented.
The Statement of Additional Information (SAI) dated April 30, 2024 contains more information about the Contract and the Variable Account. The SAI has been filed with the SEC and is incorporated by reference into the prospectuses. The SAI is available, without charge, upon request. You can view a copy of the SAI online at dfinview.com/Thrivent/AdvisorFlex. For a free paper copy of the SAI, to request other information about the Contracts, and to make investor inquiries, you may call our Service Center at 1-800-847-4836, or you may send an email to mail@thrivent.com.
Reports and other information about Thrivent are available on the Securities Exchange Commission Website at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Thrivent is the marketing name for Thrivent Financial for Lutherans. Insurance products issued by Thrivent. Securities and investment advisory services offered through Thrivent Investment Management Inc., a registered investment adviser, member FINRA and SIPC, and a subsidiary of Thrivent. Licensed agent/producer of Thrivent. Registered representative of Thrivent Investment Management, Inc. Thrivent.com/disclosures.
Insurance products, securities and investment advisory services are provided by appropriately appointed and licensed financial advisors and professionals. Only individuals who are financial advisors are credentialed to provide investment advisory services. Visit Thrivent.com or FINRA’s Broker Check for more information about our financial advisors.
Contract Form #ICC16 W-WR-FPVA and state variations
EDGAR Contract No. C000183973 32094SPRU R4-24